Significant Accounting Estimates and Judgements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Estimates and Judgements [Abstract]
Significant Accounting Estimates and Judgements
4	Significant Accounting Estimates And Judgements

The preparation of the interim condensed consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of financial assets and liabilities and the disclosure of contingent liabilities. These judgments, estimates and assumptions also affect the revenue, expenses and provisions as well as fair value changes. Actual results may differ from these estimates.

In preparing these interim condensed consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those applied to the preparation of the Group’s consolidated financial statements as at and for the year ended 31 December 2021.

4	Significant Accounting Estimates and Judgements

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Estimation and Assumptions

The key assumptions concerning the future, and other key sources of estimation uncertainty at the date of statement of financial position, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Asset Retirement Obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances.

The calculation of provision related to asset retirement obligation is most sensitive to following judgements and assumptions:

●	Discount rate of 3.24% based on inflation-adjusted long-term risk-free rate; and

●	Inflation rate of 0.8% used to extrapolate cash flows.

Useful Life and Depreciation of Property, Plant and Equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Impairment of Trade Receivables

The Group uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Group calculates the ECL based on Group historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the consolidated financial statements:

Operating lease commitments – Group as a lessee

The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum. Rental payments commence from the beginning of the eighteenth month of the lease inception date. The Group intends to use the Phase III Land to expand its crude oil storage and service and refinery capacity (“Phase III”). Management has exercised judgment in assessing the lease commencement date in the initial cancellable period of the lease and recognized the lease on the consolidated statement of financial position from 1 December 2020.

Classification of warrants

In connection with the completion of the business combination on 20 December 2019 as described in Note 1 and Note 20 the Group issued warrants. The warrants agreement require the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss.

4	Significant Accounting Estimates And Judgements

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Estimation and assumptions

The key assumptions concerning the future, and other key sources of estimation uncertainty at the date of statement of financial position, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Useful Life and Depreciation of Property, Plant and Equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances.

The calculation of provision related to asset retirement obligation is most sensitive to following judgements and assumptions:

●	Discount rate of 3.24% based on inflation-adjusted long-term risk-free rate; and

●	Inflation rate of 0.8% used to extrapolate cash flows.

Impairment of trade receivables

The Company uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Company calculates the ECL based on Company historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the consolidated financial statements:

Operating lease commitments – Group as a lessee

The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum. Rental payments commence from the beginning of the eighteenth month of the lease inception date. The Group intends to use the Phase III Land to expand its crude oil storage and service and refinery capacity (“Phase III”). Management has exercised judgment in assessing the lease commencement date in the initial cancellable period of the lease and recognized the lease on the consolidated statement of financial position from 1 December 2020.

Classification of warrants

In connection with the completion of the business combination on 20 December 2019 as described in Note 1, Note 20 and Note 31 the Group issued warrants. The warrants agreement require the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss.

4	Significant Accounting Estimates and Judgements

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Estimation and assumptions

The key assumptions concerning the future, and other key sources of estimation uncertainty at the date of statement of financial position, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Useful Life and Depreciation of Property, Plant and Equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances.

The calculation of provision related to asset retirement obligation is most sensitive to following judgements and assumptions:

●	Discount rate of 3.24% based on inflation-adjusted long-term risk-free rate; and

●	Inflation rate of 0.8% used to extrapolate cash flows.

Discount rate used for initial measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group on initial recognition of the lease uses its incremental borrowing rate. Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in similar economic environment. The Group determined its incremental borrowing rate at 9.5% (2019: 9.5%) in respect of the lease liability (Note 23).

Impairment of trade receivables

The Group uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Group calculates the ECL based on Group historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Valuation of derivative financial instruments

The Group has entered into derivative financial instruments (interest rate swaps) with a financial institution with investment grade credit rating. Interest rate swaps are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The changes in counterparty credit risk had no material effect on the derivative financial instruments recognised at fair value.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the consolidated financial statements:

Operating lease commitments – Group as a lessee

The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum. Rental payments commence from the beginning of the eighteenth month of the lease inception date. The Group intends to use the Phase III Land to expand its crude oil storage and service and refinery capacity (“Phase III”). Management has exercised judgment in assessing the lease commencement date in the initial cancellable period of the lease and recognized the lease on the consolidated statement of financial position from 1 December 2020.

Classification of warrants

In connection with the completion of the business combination on 20 December 2019 as described in Note 1, Note 20 and Note 31 the Group issued warrants. The warrants agreement require the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss.

Business combination (reverse acquisition)

As the reverse acquisition of Brooge Energy did not constitute a business combination, the transaction was accounted for as an asset acquisition by the issuance of shares of the BPGIC FZE, for the net assets of Twelve Seas and its public listing. Accordingly, the transaction had been accounted for at the fair value of the equity instruments granted to the shareholders and warrant holders of Twelve Seas.

Business combination (reverse acquisition) (Continued)

Management applied the following primary judgments in accounting for the reverse acquisition:

1. BPGIC FZE was assessed as the accounting acquirer due to majority shareholding and representatives on the board of directors.

2. The accounting acquiree is not a business and not in scope of IFRS 3.

3. The acquisition has been accounted for in terms of IFRS 2 which is aligned to guidance issued by the IFRIC. The difference between the fair value of the consideration paid and the fair value of the net assets acquired has been recognised in profit and loss.

4. Fair value of ordinary shares issued: Refer to Note 31.

5. The fair value of the shares in escrow was not materially different from that of the shares which were not in escrow as the rights of these shares are similar to those of “normal ordinary shares”. Fair value of the shares in escrow: Refer to Note 26.

6. Fair value of warrants issued: Refer to Note 20.

7. Deemed share issue has been presented in the financing activities in the Statement of Cash Flows.

4	Significant Accounting Estimates and Judgements

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

4	Significant Accounting Estimates and Judgements (Continued)

Estimation and assumptions

The key assumptions concerning the future, and other key sources of estimation uncertainty at the date of statement of financial position, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Useful Life and Depreciation of Property, Plant and Equipment

The Company’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances. There is no data or information that can be derived from past practice, industry practice or the Group’s intentions that could be used to make a reliable estimate of the decommissioning cost. Accordingly, the Group has not recorded a liability or corresponding asset as the amounts of such potential future costs are not reliably determinable.

Discount rate used for initial measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group on initial recognition of the lease uses its incremental borrowing rate. Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in similar economic environment. The Group determined its incremental borrowing rate at 9.5% (2018: 9.5%) in respect of the lease liability (Note 23).

Impairment of trade receivables

The Company uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Company calculates the ECL based on Group historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

4	Significant Accounting Estimates and Judgements (Continued)

Valuation of derivative financial instruments

The Group has entered into derivative financial instruments (interest rate swaps) with a financial institution with investment grade credit rating. Interest rate swaps are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The changes in counterparty credit risk had no material effect on the derivative financial instruments recognised at fair value.

Fair value of Other Financial Instruments

Where the fair value of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, they are determined using valuation techniques including discounted cash flow model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of estimation is required in establishing fair values. The estimates include consideration of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the consolidated financial statements:

Business combination (reverse acquisition)

As the reverse acquisition of Brooge Energy did not constitute a business combination, the transaction was accounted for as an asset acquisition by the issuance of shares of the Company, for the net assets of Twelve Seas and its public listing. Accordingly, the transaction had been accounted for at the fair value of the equity instruments granted to the shareholders and warrant holders of Twelve Seas.

Management applied the following primary judgments in accounting for the reverse acquisition:

1.	BPGIC was assessed as the accounting acquirer due to majority shareholding and representatives on the board of directors.

2.	The accounting acquiree is not a business and not in scope of IFRS 3.

3.	The acquisition has been accounted for in terms of IFRS 2 which is aligned to guidance issued by the IFRIC. The difference between the fair value of the consideration paid and the fair value of the net assets acquired has been recognised in profit and loss.

4.	Fair value of ordinary shares issued: Refer to Note 30.

5.	The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”. Fair value of the shares in escrow: Refer to Note 30.

6.	Fair value of warrants issued: Refer to note 20.

7.	Deemed share issue has been presented in the financing activities in the Statement of Cash Flows.

4	Significant Accounting Estimates And Judgements (Continued)

Classification of warrants

Classification of warrants in connection with the completion of the business combination on 20 December 2019 as described in Note 1, Note 20 and Note 30 the Group issued warrants. The warrants agreement require the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss.